Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equity securities	47.00%	48.00%
Debt securities	37.00%	36.00%
Real estate and other	16.00%	16.00%
Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity securities	CAD 1,184	CAD 1,124
Debt securities	935	850
Real estate and other	74	49
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Real estate and other	CAD 317	CAD 319